ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 18.2%
Auto Components 0.5%
Drew Industries (1)	1,400	50
Gentex	20,000	349
LKQ Corporation (1)	6,900	144
		543
Automobiles 0.4%
Thor Industries	7,400	395
		395
Diversified Consumer Services 2.6%
Bright Horizons Family Solutions (1)	13,600	527
Corinthian Colleges (1)	7,000	101
Education Management (1)	18,500	769
ITT Educational Services (1)	11,600	743
Jackson Hewitt Tax Service	16,500	521
		2,661
Hotels, Restaurants & Leisure 4.2%
BJ's Restaurants (1)	15,700	424
CEC Entertainment (1)	3,950	133
International Speedway, Class A	1,500	76
Orient-Express, Class A	5,300	208
PF Chang's China Bistro (1)	9,200	453
Rare Hospitality International (1)	16,100	561
Shuffle Master (1)	15,600	558
Sonic (1)	11,137	391
Station Casinos	10,300	818
The Cheesecake Factory (1)	7,000	262
WMS Industries (1)	11,000	331
		4,215
Household Durables 0.9%
Harman International	1,800	200
I-Robot (1)	5,000	139
MDC Holdings	5,435	349
Toll Brothers (1)	5,600	194
		882
Internet & Catalog Retail 1.7%
Coldwater Creek (1)	27,625	768
Drugstore.com (1)	50,600	156
Insight Enterprises (1)	9,775	215
Nutri/System (1)	2,100	100
Sportsman's Guide (1)	18,100	480
		1,719
Leisure Equipment & Products 0.9%
MarineMax (1)	13,000	436
SCP Pool	10,980	515
		951
Media 0.6%
Entercom Communications	2,700	75
Getty Images (1)	5,500	412
Gray Communications Systems	10,000	84
Triple Crown Media (1)	1,000	6
		577
Multiline Retail 0.1%
Fred's	7,700	102
		102
Specialty Retail 5.5%
AC Moore Arts & Crafts (1)	28,500	524
Charlotte Russe Holding (1)	4,200	90
Christopher & Banks	8,400	195
Citi Trends (1)	5,900	235
GameStop (1)	3,000	141
Gymboree (1)	11,800	307
Hibbett Sporting Goods (1)	19,300	637
Michaels Stores	8,000	301
O'Reilly Automotive (1)	22,000	804
Pacific Sunwear (1)	18,012	399
Ross Stores	6,500	190
TSC (1)	10,000	663
Urban Outfitters (1)	15,600	383
Williams-Sonoma (1)	6,000	254
Zumiez (1)	7,100	434
		5,557
Textiles, Apparel, & Luxury Goods 0.8%
Fossil (1)	12,975	241
Quiksilver (1)	31,300	434
Timberland, Class A (1)	5,000	171
		846
Total Consumer Discretionary		18,448
CONSUMER STAPLES 1.1%
Beverages 0.1%
Boston Beer, Class A (1)	2,000	52
		52
Food & Staples Retailing 0.5%
United Natural Foods (1)	15,000	524
		524
Food Products 0.4%
SunOpta (1)	54,900	473
		473
Personal Products 0.1%
Parlux Fragrances (1)	3,100	100
		100
Total Consumer Staples		1,149
ENERGY 7.2%

Energy Equipment & Services 4.0%
Atwood Oceanics (1)	1,500	152
Bronco Drilling (1)	3,500	92
FMC Technologies (1)	5,000	256
Global Industries (1)	16,000	232
Grey Wolf (1)	20,300	151
Helix Energy Solutions Group (1)	17,900	678
Helmerich & Payne	3,300	230
Input/Output (1)	7,700	75
Lone Star Technologies (1)	1,900	105
NS Group (1)	2,200	101
Oil States International (1)	11,800	435
Patterson-UTI Energy	12,500	400
Seacor Holdings (1)	2,100	166
Stolt Offshore ADR (1)	7,600	118
TETRA Technologies (1)	6,000	282
Todco, Class A	2,500	99
Unit (1)	9,000	502
		4,074
Oil, Gas & Consumable Fuels 3.2%
Bill Barrett (1)	17,200	561
Bois d'Arc Energy (1)	17,800	296
Cabot Oil & Gas	12,800	613
Comstock Resources (1)	26,500	787
Forest Oil (1)	7,000	260
KCS Energy (1)	5,500	143
Mariner Energy (1)	5,665	116
Petroleum Development (1)	3,500	159
Stone Energy (1)	5,500	243
		3,178

Total Energy		7,252
FINANCIALS 5.6%
Capital Markets 2.3%
Affiliated Managers Group (1)	8,500	906
Eaton Vance	10,000	274
Greenhill	5,700	377
Harris & Harris Group (1)	3,600	50
Investors Financial Services	4,400	206
optionsXpress Holdings	3,400	99
Raymond James Financial	15,150	448
		2,360
Commercial Banks 1.9%
Boston Private Financial	8,200	277
East West Bancorp	15,100	582
Pinnacle Financial Partners (1)	3,600	99
PrivateBancorp	2,500	104
SVB Financial Group (1)	5,700	302
UCBH Holdings	21,600	409
Virginia Commerce Bancorp (1)	2,800	101
		1,874
Diversified Financial Services 0.3%
IntercontinentalExchange (1)	4,400	304
		304
Insurance 0.9%
Brown & Brown	8,200	272
MaxRe Capital	7,100	169
StanCorp Financial Group	9,500	514
		955
Real Estate 0.1%
CapitalSource, REIT	3,907	97
		97
Thrifts & Mortgage Finance 0.1%
Triad Guaranty (1)	2,000	94
		94

Total Financials		5,684

HEALTH CARE 21.4%

Biotechnology 5.1%
Abgenix (1)	16,300	367
Alkermes (1)	12,400	273
Amylin Pharmaceuticals (1)	5,400	264
BioMarin Pharmaceutical (1)	12,100	162
Cephalon (1)	2,159	130
Charles River Laboratories International (1)	3,500	172
Digene (1)	15,300	598
Exelixis (1)	7,200	86
Incyte Genomics (1)	27,000	163
InterMune (1)	5,300	98
Martek Biosciences (1)	4,200	138
Myogen (1)	13,600	493
Neurocrine Biosciences (1)	7,000	452
ONYX Pharmaceuticals (1)	5,300	139
Panacos Pharmaceuticals (1)	25,100	190
PDL Biopharma (1)	20,100	659
Rigel Pharmaceuticals (1)	11,800	136
Techne (1)	5,000	301
Vertex Pharmaceuticals (1)	7,502	274
Vion Pharmaceuticals (1)	25,300	57
		5,152
Health Care Equipment & Supplies 7.7%
American Medical Systems (1)	15,500	349
ArthroCare (1)	9,800	469
Aspect Medical Systems (1)	19,800	543
Cytyc (1)	15,100	425
Dentsply International	4,400	256
Dionex (1)	1,700	104
Gen-Probe (1)	9,000	496
Hologic (1)	16,200	897
ICU Medical (1)	9,000	326
IDEXX Laboratories (1)	2,500	216
Immucor (1)	8,700	250
Integra LifeSciences (1)	7,000	287
Invitrogen (1)	6,100	428
Kyphon (1)	13,600	506
Mentor	3,300	149
Meridian Bioscience	5,900	159
Merit Medical Systems (1)	8,800	106
Respironics (1)	19,000	739
SonoSite (1)	2,500	102
Steris	16,700	412
Thoratec (1)	17,400	335
Varian (1)	4,000	165
Wright Medical Group (1)	4,500	89
		7,808
Health Care Providers & Services 6.8%
Amedisys (1)	8,400	292
AmSurg, Class A (1)	6,500	147
Community Health System (1)	6,000	217
Computer Programs and Systems	24,400	1,220
Coventry Health Care (1)	9,750	526
DaVita (1)	13,350	804
Gentiva Health Services (1)	9,700	177
Healthspring (1)	4,000	74
Henry Schein (1)	3,000	144
LCA- Vision	2,100	105
LifePoint Hospitals (1)	9,000	280
Manor Care	5,500	244
Matria Healthcare (1)	9,750	370
Omnicare	9,700	533
OPTION CARE	5,000	71
Patterson Companies (1)	8,100	285
Pharmaceutical Product Development	15,200	526
Symbion (1)	13,000	294
Triad Hospitals (1)	4,000	168
United Surgical Partners International (1)	11,000	390
		6,867
Pharmaceuticals 1.8%
Medicines Company (1)	20,500	422
Medicis Pharmaceutical, Class A	16,500	538
Noven Pharmaceuticals (1)	19,000	342
Salix Pharmaceuticals (1)	21,959	363
Taro Pharmaceuticals (1)	5,400	75
Valeant Pharmaceuticals	5,000	79
		1,819

Total Health Care		21,646

INDUSTRIALS & BUSINESS SERVICES 15.3%

Aerospace & Defense 1.9%
Armor Holdings (1)	7,000	408
Ceradyne (1)	14,200	709
DRS Technologies	2,338	128
Herley Industries (1)	4,000	83
MTC Technologies (1)	12,500	350
Teledyne Technologies (1)	4,300	153
United Industrial	900	55
		1,886
Air Freight & Logistics 1.2%
Forward Air	8,600	320
UTi Worldwide	30,000	948
		1,268
Airlines 1.4%
AirTran (1)	6,000	109
Republic Airways Holdings (1)	26,400	391
SkyWest	30,000	878
		1,378
Building Products 0.4%
Simpson Manufacturing	6,000	260
Trex (1)	5,500	174
		434
Commercial Services & Supplies 6.2%
Administaff	2,000	109
Advisory Board (1)	19,000	1,060
ChoicePoint (1)	11,266	504
Corporate Executive Board	12,500	1,261
Global Cash Access (1)	7,900	138
Kenexa (1)	19,000	584
Mine Safety Appliances	11,000	462
Navigant Consulting (1)	18,200	389
Resources Global Professionals (1)	26,000	648
Stericycle (1)	7,000	473
Taleo, Class A (1)	20,200	264
Waste Connections (1)	9,500	378
		6,270
Construction & Engineering 0.2%
Insituform Technologies (1)	7,000	186
		186
Electrical Equipment 0.8%
Color Kinetics (1)	30,100	638
II-VI (1)	8,200	148
		786
Machinery 1.9%
Actuant, Class A	13,600	833
Kaydon	3,800	153
Oshkosh Truck	16,000	996
		1,982
Road & Rail 1.1%
Dollar Thrifty Auto Group (1)	5,500	250
Old Dominion Freight Line (1)	21,050	567
U.S. Xpress Enterprises (1)	8,000	156
Werner Enterprises	11,000	202
		1,175
Trading Companies & Distributors 0.2%
Beacon Roofing Supply (1)	3,000	122
Interline Brands (1)	2,100	53
		175

Total Industrials & Business Services		15,540

INFORMATION TECHNOLOGY 27.7%

Communications Equipment 3.0%
ADTRAN	15,400	403
Anaren (1)	4,000	78
Avocent (1)	5,475	174
Blue Coat Systems (1)	12,300	267
F5 Networks (1)	9,800	710
Inter-Tel	18,000	386
Packeteer (1)	28,500	331
Plantronics	9,800	347
Polycom (1)	4,142	90
Powerwave Technologies (1)	21,300	287
		3,073
Computers & Peripherals 1.0%
Avid Technology (1)	19,663	854
Rackable Systems (1)	3,500	185
		1,039
Electronic Equipment & Instruments 4.3%
Aeroflex (1)	46,000	632
Applied Films (1)	4,400	86
Cyberoptics (1)	41,400	620
Daktronics	2,500	91
Dolby Laboratories, Class A (1)	12,400	259
FLIR Systems (1)	19,400	551
Itron (1)	8,200	491
Mercury Computer Systems (1)	5,400	87
Orbotech (1)	10,900	268
Scansource (1)	7,200	435
Symbol Technologies	14,100	149
TTM Technologies (1)	45,200	655
		4,324
Internet Software & Services 3.0%
Aptimus (1)	14,300	92
CNET Networks (1)	28,800	409
CyberSource (1)	29,000	324
Digital Insight (1)	11,000	400
Digital River (1)	5,500	240
Digitas (1)	17,200	248
Jupitermedia (1)	19,700	354
MatrixOne (1)	49,800	357
Newtons Digital World Trade ADR (1)	4,000	21
Websense (1)	13,400	370
WebSideStory (1)	10,700	184
		2,999
IT Services 4.3%
CACI International, Class A (1)	7,800	513
Cognizant Technology Solutions (1)	7,500	446
Global Payments	11,600	615
Heartland Payment Systems (1)	5,300	131
Inforte	70,000	307
Iron Mountain (1)	8,700	354
Moneygram International	12,100	372
NCI (1)	33,000	462
RightNow Technologies (1)	21,600	343
SI International (1)	2,700	95
SRA International, Class A (1)	18,500	698
		4,336
Office Electronics 0.5%
Zebra Technologies (1)	11,875	531
		531
Semiconductor & Semiconductor Equipment 6.5%
Advanced Energy Industries (1)	30,100	425
ATMI (1)	10,500	317
Cognex	12,800	379
Cohu	10,500	223
Cymer (1)	10,800	491
Entegris (1)	20,400	217
Exar (1)	11,000	157
Integrated Device Technology (1)	17,600	262
Integrated Silicon Solution (1)	19,300	128
Intersil Holding, Class A	17,400	503
Micrel (1)	18,600	276
Microchip Technology	1,762	64
Microsemi (1)	15,800	460
Omnivision Technologies (1)	8,300	251
ON Semiconductor (1)	67,100	487
Pericom Semiconductor (1)	8,000	79
Semtech (1)	23,500	421
Silicon Storage Technology (1)	30,600	134
Spansion, Class A (1)	5,400	80
Tessera Technologies (1)	6,900	221
TriQuint Semiconductor (1)	7,387	36
Varian Semiconductor Equipment (1)	17,850	501
Virage Logic (1)	16,000	173
Zoran (1)	16,498	361
		6,646
Software 5.1%
Activision (1)	27,400	378
Actuate (1)	44,900	191
Agile Software (1)	20,900	159
Epicor Software (1)	13,600	183
FactSet Research Systems	7,500	333
Fair Isaac	14,256	565
FileNet (1)	6,400	173
Hyperion Solutions (1)	18,000	587
Informatica (1)	33,200	516
Jack Henry & Associates	10,000	229
Macrovision (1)	9,000	199
NAVTEQ (1)	6,000	304
Open Solutions (1)	7,900	216
Quest Software (1)	12,000	200
Radiant Systems (1)	29,550	399
Red Hat (1)	14,700	411
Sonic Solutions (1)	6,000	109
		5,152

Total Information Technology		28,100

MATERIALS 1.1%

Chemicals 0.6%
Senomyx (1)	12,500	206
Symyx Technologies (1)	13,900	386
		592
Construction Materials 0.1%
Florida Rock Industries	2,000	112
		112
Metals & Mining 0.4%
Reliance Steel & Aluminum	1,000	94
Steel Dynamics	4,500	255
		349

Total Materials		1,053
TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
NII Holdings, Class B (1)		7,800	460
Syniverse Holdings (1)		6,000	95
Wireless Facilities (1)		60,000	241
Total Telecommunication Services			796

Total Common Stocks (Cost $65,955)			99,668

SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(3)		2,666,680	2,667
Total Short-Term Investments (Cost $2,667)			2,667

Total Investments in Securities
101.0% of Net Assets (Cost $68,622)			$102,335
†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $68,622,000. Net unrealized gain aggregated $33,713,000 at period-end, of which $36,311,000 related to appreciated investments and $2,598,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $26,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $2,667,000 and $1,137,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006